Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
Asset-Backed Security - 1.4%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $421,083) $ 510,807 $ 411,625
Corporate Bonds - 95.3%
Basic Materials - 1.3%
Ecolab, Inc., 2.7000%, 11/1/26 410,000 386,194
Communications - 2.3%
AT&T, Inc., 3.5000%, 6/1/41 290,000 215,926
Comcast Corp., 4.1500%, 10/15/28 87,000 84,180
Discovery Communications LLC, 4.0000%, 9/15/55 236,000 156,437
FactSet Research Systems, Inc., 3.4500%, 3/1/32 132,000 113,369
T-Mobile USA, Inc., 3.5000%, 4/15/25 158,000 152,661
722,573
Consumer, Cyclical - 3.6%
Hasbro, Inc., 5.1000%, 5/15/44 122,000 107,613
Home Depot, Inc. (The), 2.8750%, 4/15/27 27,000 25,355
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 41,226
LKQ Corp., 5.7500%, 6/15/28 (144A) 99,000 98,460
Lowe's Cos., Inc., 3.7500%, 4/1/32 34,000 30,830
Lowe's Cos., Inc., 3.7000%, 4/15/46 260,000 200,142
Target Corp., 4.8000%, 1/15/53 201,000 190,969
Tractor Supply Co., 5.2500%, 5/15/33 231,000 228,383
Whirlpool Corp., 4.6000%, 5/15/50 213,000 179,279
1,102,257
Consumer, Non-cyclical - 26.9%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 103,867
AbbVie, Inc., 2.9500%, 11/21/26 114,000 106,942
AbbVie, Inc., 3.2000%, 11/21/29 113,000 102,357
AbbVie, Inc., 4.5500%, 3/15/35 158,000 150,463
AbbVie, Inc., 4.2500%, 11/21/49 120,000 102,946
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 202,109
Alcon Finance Corp., 5.7500%, 12/6/52 (144A) 140,000 146,511
Amgen, Inc., 2.3000%, 2/25/31 100,000 82,955
Amgen, Inc., 5.2500%, 3/2/33 65,000 64,872
Amgen, Inc., 5.1500%, 11/15/41 110,000 105,098
Amgen, Inc., 5.6000%, 3/2/43 77,000 76,574
Amgen, Inc., 5.6500%, 3/2/53 38,000 38,115
Amgen, Inc., 2.7700%, 9/1/53 151,000 92,776
Boston Scientific Corp., 2.6500%, 6/1/30 150,000 129,959
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 166,698
Centene Corp., 2.6250%, 8/1/31 162,000 129,537
Cigna Group (The), 2.3750%, 3/15/31 141,000 117,253
Cigna Group (The), 3.4000%, 3/15/50 297,000 214,983
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 155,327
CSL Finance plc, 3.8500%, 4/27/27 (144A) 45,000 43,013
CSL Finance plc, 4.2500%, 4/27/32 (144A) 112,000 106,066
CSL Finance plc, 4.6250%, 4/27/42 (144A) 210,000 192,723
CVS Health Corp., 5.0500%, 3/25/48 150,000 136,817
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 72,549
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 117,615
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 148,670
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 68,827
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 108,852
GE HealthCare Technologies, Inc., 5.6500%, 11/15/27 101,000 102,970
GE HealthCare Technologies, Inc., 5.8570%, 3/15/30 101,000 103,642
GE HealthCare Technologies, Inc., 6.3770%, 11/22/52 101,000 111,823

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
General Mills, Inc., 2.2500%, 10/14/31 $ 206,000 $ 168,151
Haleon US Capital LLC, 3.3750%, 3/24/29 250,000 229,204
HCA, Inc., 5.2500%, 6/15/26 87,000 86,215
HCA, Inc., 5.2000%, 6/1/28 48,000 47,604
HCA, Inc., 3.5000%, 9/1/30 172,000 151,188
HCA, Inc., 5.5000%, 6/1/33 154,000 153,315
Humana, Inc., 3.1250%, 8/15/29 95,000 84,667
Humana, Inc., 3.9500%, 8/15/49 180,000 143,265
Illumina, Inc., 5.7500%, 12/13/27 94,000 94,296
Illumina, Inc., 2.5500%, 3/23/31 162,000 132,041
JBS USA LUX SA, 3.6250%, 1/15/32 (144A) 200,000 165,650
Kenvue, Inc., 4.9000%, 3/22/33 (144A) 105,000 105,700
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 168,996
Medtronic, Inc., 4.0000%, 4/1/43 71,000 60,976
Moody's Corp., 4.2500%, 8/8/32 320,000 303,921
Novartis Capital Corp., 2.2000%, 8/14/30 106,000 91,105
Novartis Capital Corp., 2.7500%, 8/14/50 139,000 98,836
PayPal Holdings, Inc., 2.6500%, 10/1/26 194,000 180,653
PepsiCo, Inc., 3.9000%, 7/18/32 160,000 153,701
Pfizer Investment Enterprises Pte. Ltd., 4.4500%, 5/19/28 107,000 105,194
Pfizer Investment Enterprises Pte. Ltd., 4.7500%, 5/19/33 55,000 54,636
Pfizer Investment Enterprises Pte. Ltd., 5.3000%, 5/19/53 139,000 142,827
Pilgrim's Pride Corp., 5.8750%, 9/30/27 (144A) 194,000 191,886
Pilgrim's Pride Corp., 4.2500%, 4/15/31 295,000 255,174
Royalty Pharma plc, 3.5500%, 9/2/50 205,000 137,856
S&P Global, Inc., 3.7000%, 3/1/52 83,000 66,874
S&P Global, Inc., 2.3000%, 8/15/60 181,000 102,389
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 76,310
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 75,291
UnitedHealth Group, Inc., 5.3500%, 2/15/33 293,000 303,540
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 74,407
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 180,330
Zoetis, Inc., 5.6000%, 11/16/32 248,000 258,984
8,248,091
Energy - 4.0%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 23,000 20,987
Enbridge, Inc., 5.7000%, 3/8/33 95,000 96,303
Enbridge, Inc., 2.5000%, 8/1/33 193,000 151,329
Kinder Morgan, Inc., 5.2000%, 6/1/33 194,000 189,457
Sabine Pass Liquefaction LLC, 5.8750%, 6/30/26 303,000 305,079
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A) 199,000 194,587
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 257,614
1,215,356
Financial - 36.0%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 310,000 280,064
Alexandria Real Estate Equities, Inc., 2.9500%, 3/15/34 197,000 157,577
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 99,000 92,357
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 71,598
American Tower Corp., 2.4000%, 3/15/25 79,000 74,878
Aon Corp., 5.0000%, 9/12/32 467,000 461,197
Athene Global Funding, 1.0000%, 4/16/24 (144A) 485,000 467,736
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 124,407
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 152,783
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 164,752

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Bank of America Corp., SOFR + 1.9300%, 2.6760%, 6/19/41
‡
$ 218,000 $ 154,397
Bank of New York Mellon Corp. (The), SOFR + 1.3450%, 4.4140%, 7/24/26
‡
314,000 308,067
Bank of New York Mellon Corp. (The), SOFR + 1.5118%, 4.7060%, 2/1/34
‡
145,000 138,292
Bank of New York Mellon Corp. (The), SOFR + 1.6060%, 4.9670%, 4/26/34
‡
123,000 119,759
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 80,212
Boston Properties LP, 4.5000%, 12/1/28 85,000 78,781
Boston Properties LP, 2.4500%, 10/1/33 170,000 122,938
Brown & Brown, Inc., 4.9500%, 3/17/52 95,000 81,198
Capital One Financial Corp., SOFR + 2.6400%, 6.3120%, 6/8/29
‡
28,000 28,106
CBRE Services, Inc., 5.9500%, 8/15/34 306,000 308,237
Charles Schwab Corp. (The), 3.2000%, 3/2/27 92,000 85,705
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 168,577
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 59,281
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 72,819
CME Group, Inc., 3.7500%, 6/15/28 272,000 262,334
Corebridge Financial, Inc., 3.8500%, 4/5/29 34,000 31,168
Credit Agricole SA, 5.3010%, 7/12/28 (144A) 250,000 249,839
Digital Realty Trust LP, 4.4500%, 7/15/28 124,000 117,768
Equinix, Inc., 2.6250%, 11/18/24 160,000 153,733
Equinix, Inc., 1.5500%, 3/15/28 105,000 88,436
Equinix, Inc., 3.4000%, 2/15/52 138,000 95,608
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29
‡
94,000 95,710
Goldman Sachs Group, Inc. (The), 6.2500%, 2/1/41 126,000 135,194
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
381,000 339,110
JPMorgan Chase & Co., SOFR + 1.4500%, 5.2990%, 7/24/29
‡
91,000 91,211
JPMorgan Chase & Co., CME Term SOFR 3 Month + 2.5150%,
2.9560%, 5/13/31
‡
167,000 143,473
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 194,922
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
75,000 75,539
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 306,832
Lloyds Banking Group plc, 4.6500%, 3/24/26 200,000 192,798
Mastercard, Inc., 3.5000%, 2/26/28 89,000 84,986
Metropolitan Life Global Funding I, 5.1500%, 3/28/33 (144A) 383,000 380,090
Mitsubishi UFJ Financial Group, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.7000%, 4.7880%, 7/18/25
‡
234,000 231,340
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29
‡
19,000 17,782
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 46,521
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 108,228
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
166,000 138,154
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 56,267
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34
‡
231,000 230,818
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
27,000 26,859
Nasdaq, Inc., 5.3500%, 6/28/28 31,000 31,053
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 174,043
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 103,926
Nasdaq, Inc., 5.9500%, 8/15/53 70,000 71,418
Nasdaq, Inc., 6.1000%, 6/28/63 30,000 30,293
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 238,813
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 198,094
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
106,000 106,216
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 82,728

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
$ 233,000 $ 239,541
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
195,000 188,133
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 136,682
State Street Corp., SOFR + 0.6040%, 4.8570%, 1/26/26
‡
488,000 481,700
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 211,812
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 90,427
Toronto-Dominion Bank (The), 5.5230%, 7/17/28 138,000 139,425
US Bancorp, 2.4000%, 7/30/24 319,000 309,001
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 67,621
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
169,000 171,362
Visa, Inc., 2.0000%, 8/15/50 92,000 55,734
Willis North America, Inc., 5.3500%, 5/15/33 153,000 149,030
11,025,490
Industrial - 5.8%
Ball Corp., 4.0000%, 11/15/23 299,000 296,010
Canadian Pacific Railway Co., 1.7500%, 12/2/26 207,000 186,417
FedEx Corp., 3.2500%, 5/15/41 200,000 149,744
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 260,959
Otis Worldwide Corp., 2.0560%, 4/5/25 201,000 190,000
Otis Worldwide Corp., 2.5650%, 2/15/30 2,000 1,723
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 32,000 31,948
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 199,000 198,472
Trane Technologies Financing Ltd., 5.2500%, 3/3/33 71,000 71,567
Trimble, Inc., 6.1000%, 3/15/33 119,000 120,889
Waste Management, Inc., 2.5000%, 11/15/50 96,000 60,604
Xylem, Inc., 1.9500%, 1/30/28 125,000 109,952
Xylem, Inc., 4.3750%, 11/1/46 121,000 100,747
1,779,032
Technology - 10.5%
Apple, Inc., 2.7000%, 8/5/51 254,000 175,543
Apple, Inc., 2.8500%, 8/5/61 226,000 151,389
Autodesk, Inc., 2.8500%, 1/15/30 96,000 84,032
Broadcom Corp., 3.8750%, 1/15/27 92,000 87,714
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 108,885
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 201,716
Fiserv, Inc., 2.7500%, 7/1/24 156,000 151,612
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A) 307,000 303,924
Hewlett Packard Enterprise Co., 5.9000%, 10/1/24 450,000 450,386
Micron Technology, Inc., 3.3660%, 11/1/41 333,000 235,195
NXP BV, 2.7000%, 5/1/25 138,000 131,293
Oracle Corp., 4.6500%, 5/6/30 157,000 151,960
Oracle Corp., 2.8750%, 3/25/31 38,000 32,309
Oracle Corp., 5.5500%, 2/6/53 39,000 37,398
Oracle Corp., 4.1000%, 3/25/61 202,000 148,032
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 222,405
Salesforce, Inc., 2.9000%, 7/15/51 161,000 111,206
Salesforce, Inc., 3.0500%, 7/15/61 98,000 65,456
Take-Two Interactive Software, Inc., 3.3000%, 3/28/24 13,000 12,772
VMware, Inc., 4.5000%, 5/15/25 167,000 163,566
VMware, Inc., 4.7000%, 5/15/30 84,000 79,746
Workday, Inc., 3.5000%, 4/1/27 37,000 35,149
Workday, Inc., 3.7000%, 4/1/29 28,000 26,135

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Workday, Inc., 3.8000%, 4/1/32 $ 43,000 $ 38,616
3,206,439
Utilities - 4.9%
American Water Capital Corp., 3.8500%, 3/1/24 618,000 611,160
American Water Capital Corp., 2.3000%, 6/1/31 8,000 6,641
American Water Capital Corp., 3.2500%, 6/1/51 135,000 96,513
Duke Energy Progress LLC, 5.2500%, 3/15/33 156,000 158,080
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 114,130
Southern California Edison Co., 5.3000%, 3/1/28 425,000 427,755
Xcel Energy, Inc., 4.6000%, 6/1/32 85,000 80,411
1,494,690
Total Corporate Bonds (cost $31,922,699) 29,180,122
Foreign Government Bonds - 1.7%
Electricite de France SA, 5.7000%, 5/23/28 (144A) 200,000 201,400
Electricite de France SA, 6.9000%, 5/23/53 (144A) 307,000 323,413
Total Foreign Government Bonds (cost $504,636) 524,813
Total Investments (total cost $32,848,418 ) - 98.4% 30,116,560
Cash, Receivables and Other Assets, net of Liabilities - 1.6% 493,606
Net Assets - 100.0% $30,610,166
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 26,473,174 87.9%
United Kingdom 841,432 2.8
France 774,652 2.6
Canada 573,474 1.9
Ireland 351,631 1.2
Singapore 302,657 1.0
Australia 238,813 0.8
Japan 231,340 0.8
Finland 198,094 0.6
Netherlands 131,293 0.4
Total $ 30,116,560 100.0%

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2023

Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
7/31/23
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 23,892 $ 104 $ (63) $ –
Market Value
at 10/31/22 Purchases Sales
Market Value
at 7/31/23
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 5.2625%
∞
$ 1,125,433 $ 26,752,810 $ (27,878,284) $ –
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 7 9/20/23 $ 779,844 $ (20,949)
U.S. Treasury 2 Year Notes 13 9/29/23 2,639,406 (31,728)
U.S. Treasury 5 Year Notes 13 9/29/23 1,388,664 (23,607)
U.S. Treasury Long Bonds 29 9/20/23 3,608,688 (75,287)
Total - Futures Long (151,571)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 50 9/20/23 (5,849,219) 124,408
Total - Futures Short 124,408
Total $(27,163)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2023
Futures contracts:
Average notional amount of contracts - long $8,936,398
Average notional amount of contracts - short 6,628,670
Credit default swaps:
Average notional amount - buy protection 61,111
Average notional amount - sell protection 216,667

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of July 31, 2023.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2023.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2023 is $4,762,660 which represents 15.6% of net assets.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 411,625 $ —
Corporate Bonds — 29,180,122 —
Foreign Government Bonds — 524,813 —
Total Investments in Securities $ — $ 30,116,560 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 124,408 $ — $ —
Total Assets $ 124,408 $ 30,116,560 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 151,571 $ — $ —
Total Liabilities $ 151,571 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
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